Cover	May 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2023
Entity File Number	001-38835
Entity Registrant Name	Desktop Metal, Inc.
Entity Central Index Key	0001754820
Entity Tax Identification Number	83-2044042
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	63 3rd Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	978
Local Phone Number	224-1244
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	DM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false